Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances
Related Party Transactions and Balances

Note 9 Related Party Transactions and Balances

The Company considers its officers (CEO and CFO) and directors to be key management. Key management are those persons having authority and responsibility for planning, directing, and controlling activities, directly or indirectly, of the Company.

(i) During the year ended December 31, 2024, general and administrative expenses included key management personnel compensation totaling $48,000 (2024: $48,000; 2023: 48,000).

(ii) On March 10, 2022, the Company announced that it agreed to fund an additional cash call for pre-drilling costs received from FEL. The advance to FEL was via non-interest bearing loans. In order to be able to fund the cash call, the Company accepted a loan from PXP for the same amount (“PXP Loan”). The PXP loan bears interest of Libor plus 3.5% and both interest and principal is repayable on the earlier of a) August 31, 2025 or b) any equity issuance by FEC, or c) any sale of FEL shares by FEC, or d) any third party borrowing by FEC. The Company also received an additional $260,950 for working capital from PXP during the year ended December 31, 2025 (2024 - $155,286; 2023 - $356,500) under the same terms and conditions as the PXP Loan. As at December 31, 2025, the outstanding PXP Loan balance was $40,248 (2024 - $895,637) which included accrued interest of $248 (2024 - $105,431). As at December 31, 2025, the outstanding PXP Loan balance is due on demand. Total interest expense amounted to $41,422 for the year ended December 31, 2025 (2024 – $62,196; 2023 – $32,593). The PXP Loan balance was reduced by $200 as a result of the assumption by PXP of the balance of the advances made to FEL. On July 31, 2025, the Company issued 131,563,725 in settlement of the PXP Loan outstanding on that date comprised of $1,011,156 principal and $146,605 in interest for a total of $1,157,761.